Distribution Date:	01/12/24	COMM 2014-UBS3 Mortgage Trust
Determination Date:	01/08/24
Next Distribution Date:	02/12/24
Record Date:	12/29/23	Commercial Mortgage Pass-Through Certificates
Series 2014-UBS3

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street | New York, NY 10005 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Balances	8		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Current Mortgage Loan and Property Stratification	9-13		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	14-15	Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	16-17		David Rodgers	(212) 230-9025
Principal Prepayment Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	20		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	21				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	22
		Trustee	U.S. Bank Trust Company, National Association
Specially Serviced Loan Detail - Part 2	23		General Contact	(312) 332-7457
Modified Loan Detail	24		190 South LaSalle Street, 7th Floor | Chicago, IL 60603 | United States
Historical Liquidated Loan Detail	25	Controlling Class	Seer Capital Partners Master Fund L.P.
Historical Bond / Collateral Loss Reconciliation Detail	26-27	Representative
			-
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12591YAY1	1.402000%	36,275,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12591YAZ8	2.844000%	116,300,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12591YBA2	3.367000%	54,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12591YBB0	3.546000%	240,000,000.00	208,807,727.75	32,395,224.70	617,026.84	0.00	0.00	33,012,251.54	176,412,503.05	39.13%	30.00%
A-4	12591YBC8	3.819000%	292,133,000.00	292,133,000.00	0.00	929,713.27	0.00	0.00	929,713.27	292,133,000.00	39.13%	30.00%
A-M	12591YBD6	4.012000%	35,641,000.00	35,641,000.00	0.00	119,159.74	0.00	0.00	119,159.74	35,641,000.00	34.50%	26.63%
B	12591YBF1	4.313000%	88,441,000.00	88,441,000.00	0.00	317,871.69	0.00	0.00	317,871.69	88,441,000.00	23.02%	18.25%
C	12591YBH7	4.887142%	42,240,000.00	42,240,000.00	0.00	172,027.38	0.00	0.00	172,027.38	42,240,000.00	17.53%	14.25%
D	12591YAG0	4.917142%	63,361,000.00	63,361,000.00	0.00	259,629.17	0.00	0.00	259,629.17	63,361,000.00	9.30%	8.25%
E	12591YAJ4	3.525000%	9,240,000.00	9,240,000.00	0.00	23,932.78	0.00	0.00	23,932.78	9,240,000.00	8.10%	7.38%
F	12591YAL9	3.525000%	17,160,000.00	17,160,000.00	0.00	0.00	0.00	0.00	0.00	17,160,000.00	5.87%	5.75%
G*	12591YAN5	3.525000%	21,120,000.00	21,120,000.00	0.00	0.00	0.00	0.00	0.00	21,120,000.00	3.13%	3.75%
H	12591YAQ8	3.525000%	39,601,292.00	24,060,534.03	0.00	0.00	0.00	0.00	0.00	24,060,534.03	0.00%	0.00%
V	12591YAS4	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12591YAU9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12591YAW5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,056,012,294.01	802,204,261.78	32,395,224.70	2,439,360.87	0.00	0.00	34,834,585.57	769,809,037.08

X-A	12591YBE4	1.191558%	774,849,000.00	536,581,727.75	0.00	532,807.08	0.00	0.00	532,807.08	504,186,503.05
X-B	12591YAA3	0.418562%	130,681,000.00	130,681,000.00	0.00	45,581.74	0.00	0.00	45,581.74	130,681,000.00
X-C	12591YAC9	1.392142%	26,400,000.00	26,400,000.00	0.00	30,627.11	0.00	0.00	30,627.11	26,400,000.00
X-D	12591YAE5	1.392142%	60,721,292.00	45,180,534.03	0.00	52,414.75	0.00	0.00	52,414.75	45,180,534.03
Notional SubTotal			992,651,292.00	738,843,261.78	0.00	661,430.68	0.00	0.00	661,430.68	706,448,037.08

Deal Distribution Total					32,395,224.70	3,100,791.55	0.00	0.00	35,496,016.25

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12591YAY1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12591YAZ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12591YBA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12591YBB0	870.03219896	134.98010292	2.57094517	0.00000000	0.00000000	0.00000000	0.00000000	137.55104808	735.05209604
A-4	12591YBC8	1,000.00000000	0.00000000	3.18249999	0.00000000	0.00000000	0.00000000	0.00000000	3.18249999	1,000.00000000
A-M	12591YBD6	1,000.00000000	0.00000000	3.34333324	0.00000000	0.00000000	0.00000000	0.00000000	3.34333324	1,000.00000000
B	12591YBF1	1,000.00000000	0.00000000	3.59416662	0.00000000	0.00000000	0.00000000	0.00000000	3.59416662	1,000.00000000
C	12591YBH7	1,000.00000000	0.00000000	4.07261790	0.00000000	0.00000000	0.00000000	0.00000000	4.07261790	1,000.00000000
D	12591YAG0	1,000.00000000	0.00000000	4.09761794	0.00000000	0.00000000	0.00000000	0.00000000	4.09761794	1,000.00000000
E	12591YAJ4	1,000.00000000	0.00000000	2.59012771	0.34737229	0.35325758	0.00000000	0.00000000	2.59012771	1,000.00000000
F	12591YAL9	1,000.00000000	0.00000000	0.00000000	2.93750000	11.75000000	0.00000000	0.00000000	0.00000000	1,000.00000000
G	12591YAN5	1,000.00000000	0.00000000	0.00000000	2.93750000	44.86571259	0.00000000	0.00000000	0.00000000	1,000.00000000
H	12591YAQ8	607.56942046	0.00000000	0.00000000	1.78473521	47.39959141	0.00000000	0.00000000	0.00000000	607.56942046
V	12591YAS4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12591YAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12591YAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12591YBE4	692.49844518	0.00000000	0.68762698	0.00000000	0.00000000	0.00000000	0.00000000	0.68762698	650.69000934
X-B	12591YAA3	1,000.00000000	0.00000000	0.34880159	0.00000000	0.00000000	0.00000000	0.00000000	0.34880159	1,000.00000000
X-C	12591YAC9	1,000.00000000	0.00000000	1.16011780	0.00000000	0.00000000	0.00000000	0.00000000	1.16011780	1,000.00000000
X-D	12591YAE5	744.06410901	0.00000000	0.86320215	0.00000000	0.00000000	0.00000000	0.00000000	0.86320215	744.06410901

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	12/01/23 - 12/30/23	30	0.00	617,026.84	0.00	617,026.84	0.00	0.00	0.00	617,026.84	0.00
A-4	12/01/23 - 12/30/23	30	0.00	929,713.27	0.00	929,713.27	0.00	0.00	0.00	929,713.27	0.00
A-M	12/01/23 - 12/30/23	30	0.00	119,159.74	0.00	119,159.74	0.00	0.00	0.00	119,159.74	0.00
B	12/01/23 - 12/30/23	30	0.00	317,871.69	0.00	317,871.69	0.00	0.00	0.00	317,871.69	0.00
C	12/01/23 - 12/30/23	30	0.00	172,027.38	0.00	172,027.38	0.00	0.00	0.00	172,027.38	0.00
D	12/01/23 - 12/30/23	30	0.00	259,629.17	0.00	259,629.17	0.00	0.00	0.00	259,629.17	0.00
E	12/01/23 - 12/30/23	30	54.38	27,142.50	0.00	27,142.50	3,209.72	0.00	0.00	23,932.78	3,264.10
F	12/01/23 - 12/30/23	30	151,222.50	50,407.50	0.00	50,407.50	50,407.50	0.00	0.00	0.00	201,630.00
G	12/01/23 - 12/30/23	30	885,523.85	62,040.00	0.00	62,040.00	62,040.00	0.00	0.00	0.00	947,563.85
H	12/01/23 - 12/30/23	30	1,806,407.24	70,677.82	0.00	70,677.82	70,677.82	0.00	0.00	0.00	1,877,085.06
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	12/01/23 - 12/30/23	30	0.00	532,807.08	0.00	532,807.08	0.00	0.00	0.00	532,807.08	0.00
X-B	12/01/23 - 12/30/23	30	0.00	45,581.74	0.00	45,581.74	0.00	0.00	0.00	45,581.74	0.00
X-C	12/01/23 - 12/30/23	30	0.00	30,627.11	0.00	30,627.11	0.00	0.00	0.00	30,627.11	0.00
X-D	12/01/23 - 12/30/23	30	0.00	52,414.75	0.00	52,414.75	0.00	0.00	0.00	52,414.75	0.00
Totals			2,843,207.97	3,287,126.59	0.00	3,287,126.59	186,335.04	0.00	0.00	3,100,791.55	3,029,543.01

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-M (Cert)	12591YBD6	4.012000%	35,641,000.00	35,641,000.00	0.00	119,159.74	0.00	0.00	119,159.74	35,641,000.00
A-M (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12591YBF1	4.313000%	88,441,000.00	88,441,000.00	0.00	317,871.69	0.00	0.00	317,871.69	88,441,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12591YBH7	4.887142%	42,240,000.00	42,240,000.00	0.00	172,027.38	0.00	0.00	172,027.38	42,240,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			166,322,000.03	166,322,000.00	0.00	609,058.81	0.00	0.00	609,058.81	166,322,000.00

Exchangeable Certificate Details
PEZ	12591YBG9	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

	Additional Information
Total Available Distribution Amount (1)	35,496,016.25
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,305,983.01	Master Servicing Fee	12,219.02
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,704.43
Interest Adjustments	(1,569.23)	Trustee Fee	265.95
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	345.39
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	1,752.39
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	17,287.19
Total Interest Collected	3,304,413.78

Principal		Expenses/Reimbursements
Scheduled Principal	29,537,801.61	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	153,313.85
Principal Prepayments	2,855,853.86	Special Servicing Fees (Monthly)	32,321.85
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	699.34
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	1,569.23	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	32,395,224.70	Total Expenses/Reimbursements	186,335.04

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,100,791.55
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	32,395,224.70
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	35,496,016.25
Total Funds Collected	35,699,638.48	Total Funds Distributed	35,699,638.48

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	802,204,261.78	802,204,261.78	Beginning Certificate Balance	802,204,261.78
(-) Scheduled Principal Collections	29,537,801.61	29,537,801.61	(-) Principal Distributions	32,395,224.70
(-) Unscheduled Principal Collections	2,855,853.86	2,855,853.86	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	1,569.23	1,569.23	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	769,809,037.08	769,809,037.08	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	804,071,836.79	804,071,836.79	Ending Certificate Balance	769,809,037.08
Ending Actual Collateral Balance	771,775,694.84	771,775,694.84

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.92%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	13	152,682,113.44	19.83%	3	5.0396	NAP	Defeased	13	152,682,113.44	19.83%	3	5.0396	NAP
7,499,999 or less	7	31,895,183.93	4.14%	4	5.0951	1.615040	1.249 or less	3	63,288,839.24	8.22%	4	4.7553	0.750647
7,500,000 to 14,999,999	4	39,154,133.00	5.09%	4	4.9526	1.439982	1.25 to 1.29	1	4,157,571.04	0.54%	4	5.4300	1.272600
15,000,000 to 24,999,999	3	61,581,550.78	8.00%	3	4.8609	1.831562	1.30 to 1.39	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 49,999,999	3	120,689,495.75	15.68%	3	4.8510	1.746224	1.40 to 1.49	4	45,715,578.08	5.94%	3	4.9847	1.456146
50,000,000 to 74,999,999	1	70,973,453.28	9.22%	4	4.7500	2.055300	1.50 to 1.749	6	226,921,157.07	29.48%	4	4.6245	1.655291
75,000,000 or greater	3	292,833,106.90	38.04%	4	4.5863	1.813525	1.75 to 1.99	1	8,218,488.62	1.07%	4	4.6700	1.825400
Totals	34	769,809,037.08	100.00%	4	4.7945	1.708369	2.00 or greater	6	268,825,289.59	34.92%	3	4.7695	2.225895
							Totals	34	769,809,037.08	100.00%	4	4.7945	1.708369
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	17	152,682,113.44	19.83%	3	5.0396	NAP
							Defeased	17	152,682,113.44	19.83%	3	5.0396	NAP
Alabama	1	9,720,422.16	1.26%	3	4.6266	2.116400
							Industrial	2	57,315,648.22	7.45%	2	5.0822	2.185421
Arizona	1	4,419,166.56	0.57%	4	4.7200	2.764400
							Lodging	8	48,910,325.60	6.35%	4	4.8906	2.024121
California	3	105,715,382.84	13.73%	5	4.6755	1.481778
							Multi-Family	6	22,568,903.86	2.93%	3	4.8085	2.547107
Colorado	3	11,257,174.71	1.46%	3	4.6266	2.116400
							Office	19	317,113,053.33	41.19%	4	4.6734	1.703793
Connecticut	1	5,599,650.21	0.73%	4	4.9900	1.524500
							Other	1	22,750,000.00	2.96%	3	4.8500	1.431700
Florida	7	34,885,167.25	4.53%	3	4.7426	2.244403
							Retail	6	148,468,992.63	19.29%	4	4.6476	1.709150
Georgia	1	3,819,322.81	0.50%	4	5.0150	1.590800
							Totals	59	769,809,037.08	100.00%	4	4.7945	1.708369
Illinois	1	47,250,000.00	6.14%	1	5.0677	2.331500

Louisiana	6	48,714,745.94	6.33%	4	4.8396	2.220408

Michigan	3	77,589,859.58	10.08%	4	4.7674	2.037298

Missouri	1	8,572,486.57	1.11%	3	4.6266	2.116400

Nebraska	2	9,850,027.90	1.28%	3	4.6266	2.116400

New York	3	125,711,824.75	16.33%	4	4.5862	1.754306

Ohio	3	54,396,572.67	7.07%	4	4.7159	0.788457

Oklahoma	1	8,609,516.82	1.12%	3	4.6266	2.116400

Tennessee	1	11,868,172.62	1.54%	3	4.6266	2.116400

Texas	1	22,750,000.00	2.96%	3	4.8500	1.431700

Virginia	1	13,497,500.39	1.75%	3	4.6266	2.116400

Washington	1	9,749,824.27	1.27%	3	5.0700	1.469500

Wisconsin	1	3,150,105.59	0.41%	3	5.1650	1.452200

Totals	59	769,809,037.08	100.00%	4	4.7945	1.708369

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	152,682,113.44	19.83%	3	5.0396	NAP	Defeased	13	152,682,113.44	19.83%	3	5.0396	NAP
	4.7499% or less	6	350,877,325.38	45.58%	4	4.5995	1.669101	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	7	177,307,758.61	23.03%	4	4.8114	1.987345	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	8	88,941,839.65	11.55%	2	5.1093	1.915243	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	34	769,809,037.08	100.00%	4	4.7945	1.708369	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	21	617,126,923.64	80.17%	4	4.7338	1.796011
								Totals	34	769,809,037.08	100.00%	4	4.7945	1.708369
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	152,682,113.44	19.83%	3	5.0396	NAP	Defeased	13	152,682,113.44	19.83%	3	5.0396	NAP
	60 months or less	21	617,126,923.64	80.17%	4	4.7338	1.796011	Interest Only	4	275,000,000.00	35.72%	3	4.6832	1.953762
	61 to 118 months	0	0.00	0.00%	0	0.0000	0.000000	359 months or less	17	342,126,923.64	44.44%	4	4.7745	1.669211
	119 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	34	769,809,037.08	100.00%	4	4.7945	1.708369	Totals	34	769,809,037.08	100.00%	4	4.7945	1.708369
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	13	152,682,113.44	19.83%	3	5.0396	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	17	502,394,323.64	65.26%	3	4.7464	1.818245
	13 months to 24 months	4	114,732,600.00	14.90%	5	4.6786	1.698650
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	34	769,809,037.08	100.00%	4	4.7945	1.708369
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	301981001	RT	Bronx	NY	Actual/360	4.528%	409,406.67	0.00	0.00	N/A	05/06/24	--	105,000,000.00	105,000,000.00	01/06/24
2	301981002	OF	Various	Various	Actual/360	4.627%	398,401.67	0.00	0.00	04/06/24	04/06/29	--	100,000,000.00	100,000,000.00	12/06/23
3	301981003	OF	Los Angeles	CA	Actual/360	4.610%	349,222.28	138,357.78	0.00	N/A	06/06/24	--	87,971,464.68	87,833,106.90	01/06/24
4	301981004	OF	Southfield	MI	Actual/360	4.750%	290,818.56	126,499.31	0.00	N/A	05/06/24	--	71,099,952.59	70,973,453.28	01/06/24
6	301981006	OF	Cleveland	OH	Actual/360	4.660%	182,561.43	88,462.64	0.00	N/A	05/06/24	--	45,495,025.94	45,406,563.30	03/06/22
7	301981007	IN	University Park	IL	Actual/360	5.068%	206,192.04	0.00	0.00	N/A	02/06/24	--	47,250,000.00	47,250,000.00	01/06/24
9	301981009	LO	Various	LA	Actual/360	4.795%	116,005.90	62,277.58	0.00	N/A	05/06/24	--	28,095,210.03	28,032,932.45	01/06/24
10	301981010	RT	Lake Zurich	IL	Actual/360	4.522%	111,282.94	28,575,302.36	0.00	N/A	04/06/24	01/06/24	28,575,302.36	0.00	01/06/24
11	301981011	MF	Lititz	PA	Actual/360	4.820%	103,453.15	47,210.02	0.00	N/A	05/06/24	--	24,925,133.58	24,877,923.56	01/06/24
12	301981012	MF	Fayetteville	NC	Actual/360	4.800%	100,759.41	42,998.90	0.00	N/A	05/06/24	--	24,377,275.99	24,334,277.09	01/06/24
13	301981013	MH	Ocean View	NJ	Actual/360	5.490%	99,958.03	41,832.41	0.00	N/A	03/06/24	--	21,143,951.01	21,102,118.60	01/06/24
14	301981014	RT	Metairie	LA	Actual/360	4.900%	87,456.59	45,225.09	0.00	N/A	05/01/24	--	20,727,038.57	20,681,813.48	01/06/24
15	301981015	MF	Dallas	TX	Actual/360	4.950%	90,384.85	36,438.90	0.00	N/A	05/06/24	--	21,204,656.80	21,168,217.90	01/06/24
16	301981016	98	Austin	TX	Actual/360	4.850%	95,012.85	0.00	0.00	04/05/24	04/05/44	--	22,750,000.00	22,750,000.00	01/05/24
17	656100232	MF	Various	FL	Actual/360	4.830%	75,631.74	34,613.22	0.00	N/A	04/06/24	--	18,184,350.52	18,149,737.30	01/06/24
18	301981018	IN	Lansdale	PA	Actual/360	5.041%	75,012.79	37,167.88	0.00	N/A	02/05/24	--	17,280,625.05	17,243,457.17	01/05/24
20	301981020	IN	Rochester	NY	Actual/360	5.150%	44,787.08	33,536.79	0.00	05/05/24	05/05/25	--	10,099,185.01	10,065,648.22	01/05/24
21	301981021	LO	Santa Cruz	CA	Actual/360	4.880%	46,810.86	19,378.11	0.00	N/A	05/05/24	--	11,139,550.00	11,120,171.89	01/05/24
22	301981022	OF	Richland	WA	Actual/360	5.070%	42,657.45	20,922.72	0.00	N/A	04/05/24	--	9,770,746.99	9,749,824.27	01/05/24
23	301981023	MH	Gettysburg	PA	Actual/360	5.490%	46,180.61	19,326.57	0.00	N/A	06/06/24	03/06/24	9,768,505.89	9,749,179.32	01/06/24
25	301981025	RT	Poinciana	FL	Actual/360	4.670%	33,114.02	15,985.42	0.00	N/A	05/06/24	--	8,234,474.04	8,218,488.62	01/06/24
26	301981026	MF	Chicago	IL	Actual/360	5.420%	33,026.13	14,247.38	0.00	N/A	05/05/24	--	7,076,185.98	7,061,938.60	01/05/24
27	301981027	RT	Redding	CA	Actual/360	5.190%	30,284.18	14,143.78	0.00	N/A	05/05/24	--	6,776,247.83	6,762,104.05	01/05/24
28	301981028	LO	Manchester	CT	Actual/360	4.990%	24,116.74	12,881.79	0.00	N/A	05/01/24	--	5,612,532.00	5,599,650.21	01/01/24
30	301981030	MF	Columbus	OH	Actual/360	4.750%	19,744.15	10,772.22	0.00	N/A	05/06/24	--	4,827,092.37	4,816,320.15	01/06/24
31	301981031	SS	Various	HI	Actual/360	4.650%	19,061.11	10,716.92	0.00	N/A	06/01/24	--	4,760,318.55	4,749,601.63	01/01/24
33	301981033	RT	Various	FL	Actual/360	4.940%	19,880.97	10,135.98	0.00	N/A	05/01/24	--	4,673,599.78	4,663,463.80	01/01/24
35	301981035	LO	Streetsboro	OH	Actual/360	5.430%	19,502.92	13,432.45	0.00	N/A	05/05/24	--	4,171,003.49	4,157,571.04	01/05/24

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
36	301981036	MF	Dixon	CA	Actual/360	5.300%	21,700.69	7,730.46	0.00	N/A	04/05/24	--	4,754,867.14	4,747,136.68	01/05/24
37	656100237	MF	Buckeye	AZ	Actual/360	4.720%	17,998.80	9,188.86	0.00	N/A	05/06/24	--	4,428,355.42	4,419,166.56	01/06/24
40	301981040	OF	Rancho Cordova	CA	Actual/360	4.900%	17,720.55	8,470.81	0.00	N/A	05/01/24	--	4,199,734.74	4,191,263.93	01/01/24
41	301981041	IN	Downers Grove	IL	Actual/360	4.950%	16,989.67	8,631.29	0.00	N/A	05/01/24	--	3,985,846.30	3,977,215.01	01/01/24
42	301981042	RT	Chelsea	MI	Actual/360	5.170%	17,788.83	8,479.61	0.00	N/A	03/05/24	--	3,995,743.28	3,987,263.67	01/05/24
43	301981043	RT	Johns Creek	GA	Actual/360	5.015%	16,529.08	8,206.90	0.00	N/A	05/06/24	--	3,827,529.71	3,819,322.81	01/06/24
45	301981045	OF	Brookfield	WI	Actual/360	5.165%	12,488.54	10,620.13	1,569.23	N/A	04/06/24	--	3,160,725.72	3,150,105.59	09/06/23
49	301981049	MF	Coral Springs	FL	Actual/360	5.060%	12,470.50	2,862,030.42	0.00	N/A	03/05/24	--	2,862,030.42	0.00	01/05/24
Totals							3,304,413.78	32,395,224.70	1,569.23				802,204,261.78	769,809,037.08
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	28,555,537.61	23,528,677.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2	37,402,315.00	19,127,950.00	01/01/23	06/30/23	--	0.00	0.00	397,540.56	397,540.56	0.00	0.00
3	10,725,495.80	7,490,442.08	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	19,123,589.85	14,731,260.57	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	1,466,529.00	01/01/23	09/30/23	01/09/24	37,554,890.58	2,509,695.18	120,001.62	3,444,180.37	666,493.00	0.00
7	6,026,357.80	4,519,768.35	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	5,899,606.68	6,195,586.64	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	2,159,682.00	2,157,211.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	1,550,340.99	1,201,308.57	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	3,460,752.52	0.00	--	--	--	0.00	0.00	0.00	0.00	416.32	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1,231,495.51	1,119,541.99	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,176,564.02	1,033,789.90	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,101,216.00	881,798.65	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	1,258,360.28	856,907.94	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	0.00	547,285.99	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,101,478.00	0.00	--	--	--	0.00	7,149.79	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	465,739.10	598,021.67	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	751,418.00	714,910.95	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	517,965.00	399,180.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
43	413,295.83	388,894.46	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
45	402,717.00	0.00	--	--	01/10/24	661,657.49	5,703.75	20,125.95	90,952.07	0.00	0.00
49	0.00	447,796.76	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	123,323,926.99	87,406,861.52				38,216,548.07	2,522,548.72	537,668.13	3,932,673.00	666,909.32	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
49	301981049	2,855,853.86	Payoff Prior to Maturity	0.00	0.00
Totals		2,855,853.86		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/12/24	0	0.00	0	0.00	2	48,556,668.89	0	0.00	1	45,406,563.30	0	0.00	0	0.00	1	2,855,853.86	4.794463%	4.720872%	4
12/12/23	0	0.00	1	3,160,725.72	1	45,495,025.94	0	0.00	1	45,495,025.94	0	0.00	0	0.00	0	0.00	4.785821%	4.714468%	5
11/10/23	1	3,170,189.37	0	0.00	1	45,589,012.68	0	0.00	1	45,589,012.68	0	0.00	0	0.00	0	0.00	4.790392%	4.719277%	6
10/13/23	0	0.00	0	0.00	1	45,676,746.12	0	0.00	1	45,676,746.12	0	0.00	1	359,813.15	2	10,584,973.91	4.790493%	4.719401%	7
09/12/23	0	0.00	0	0.00	2	49,316,843.94	0	0.00	1	45,770,029.91	0	0.00	0	0.00	0	0.00	4.788870%	4.718591%	8
08/11/23	0	0.00	0	0.00	2	49,411,155.15	0	0.00	1	45,857,039.87	0	0.00	0	0.00	0	0.00	4.788964%	4.749040%	9
07/12/23	0	0.00	0	0.00	2	49,505,086.27	0	0.00	1	45,943,702.07	0	0.00	0	0.00	0	0.00	4.789058%	4.749120%	10
06/12/23	0	0.00	1	3,569,130.74	1	46,035,953.19	0	0.00	1	46,035,953.19	0	0.00	0	0.00	0	0.00	4.789158%	4.749203%	11
05/12/23	1	3,576,333.17	0	0.00	1	46,121,900.32	0	0.00	1	46,121,900.32	0	0.00	0	0.00	0	0.00	4.789252%	4.749284%	12
04/12/23	0	0.00	0	0.00	2	49,797,477.75	0	0.00	1	46,213,462.11	0	0.00	0	0.00	0	0.00	4.789352%	4.749368%	13
03/10/23	0	0.00	1	3,591,152.16	1	46,298,699.79	0	0.00	1	46,298,699.79	0	0.00	1	999.10	0	0.00	4.789445%	4.749447%	14
02/10/23	1	3,599,799.63	0	0.00	1	46,401,544.04	0	0.00	1	46,401,544.04	0	0.00	0	0.00	1	3,019,064.04	4.789556%	4.749541%	15
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	301981002	12/06/23	0	B	397,540.56	397,540.56	0.00	100,000,000.00	09/01/23	11
6	301981006	03/06/22	21	6	120,001.62	3,444,180.37	666,493.00	47,336,325.76	06/28/21	7			01/04/23
45	301981045	09/06/23	3	3	20,125.95	90,952.07	107,301.22	3,187,000.88	12/29/22	13
Totals					537,668.13	3,932,673.00	773,794.22	150,523,326.64
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		636,993,389	588,436,720	3,150,106		45,406,563
7 - 12 Months		0	0	0		0
13 - 24 Months		10,065,648	10,065,648	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		122,750,000	122,750,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-24	769,809,037	721,252,368	0	0	3,150,106	45,406,563
Dec-23	802,204,262	753,548,510	0	3,160,726	0	45,495,026
Nov-23	806,449,444	757,690,242	3,170,189	0	0	45,589,013
Oct-23	807,459,148	761,782,402	0	0	0	45,676,746
Sep-23	823,194,639	773,877,795	0	0	3,546,814	45,770,030
Aug-23	824,226,118	774,814,963	0	0	3,554,115	45,857,040
Jul-23	825,253,295	775,748,209	0	0	3,561,384	45,943,702
Jun-23	826,350,034	776,744,950	0	3,569,131	0	46,035,953
May-23	827,376,738	777,678,504	3,576,333	0	0	46,121,900
Apr-23	828,473,291	778,675,813	0	0	3,584,016	46,213,462
Mar-23	829,491,137	779,601,285	0	3,591,152	0	46,298,700
Feb-23	830,729,042	780,727,698	3,599,800	0	0	46,401,544
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	301981002	100,000,000.00	100,000,000.00	540,100,000.00	03/01/14	18,985,007.00	2.11640	06/30/23	04/06/29	I/O
6	301981006	45,406,563.30	47,336,325.76	16,700,000.00	08/22/23	1,307,068.00	0.60280	09/30/23	05/06/24	244
45	301981045	3,150,105.59	3,187,000.88	3,000,000.00	10/23/23	402,717.00	1.45220	12/31/22	04/06/24	242
Totals		148,556,668.89	150,523,326.64	559,800,000.00		20,694,792.00

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	301981002	OF	Various	09/01/23	11
Loan payments remain current through December.

6	301981006	OF	OH	06/28/21	7

REO Title Date:1/4/2023: The collateral is a 21-story Class B office building built in 1972 and renovated in 2006 and 2013, located in Cleveland, OH CBD. The building is situated on a 1.09 acre site and includes an attached 7-story garage with

420 s paces. As of 12/30/2023, the building is approx. 61% occupied. Crossed with or is companion: N.A. Deferred Maintenance/Repair Issues: Pending evaluation. Leasing: Agent in discussions with several existing tenants about renewals. Marketing: Local broker has been engaged to market the Property for sale starting in January

45	301981045	OF	WI	12/29/22	13

Loan was transferred 12/30/2022 for imminent default due to reduced occupancy at the property. T1 BMO (52% NRA) vacated at YE 22. The Borrower hired 1st Service Solutions to act as third party consultants. All parties have executed a PNL.

Borrower has requested Opex be disbursed by Lender prior to Debt Service in an effort to continue funding the property. Borrower has submitted a DPO offer that was deemed unacceptable to Lender and subsequently denied. 1st Service

Solutions, 2nd workout proposal involved Lender auctioning the note and allowing the borrower to participate. Note did not trade at 9/20/23 auction. Receiver was appointed 8/24/23 via stipulated judgement. Property is ~17.4% occupied.

Lender will continue moving forward with a consensual stipulated foreclosure and work to get borrower to sign the document.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
21	301981021	11,884,722.46	4.88000%	11,884,722.46	4.88000%	10	08/04/20	05/05/20	09/08/20
25	301981025	8,888,964.18	4.67000%	8,888,964.18	4.67000%	10	05/18/20	06/06/20	06/08/20
28	301981028	0.00	4.99000%	0.00	4.99000%	9	12/30/21	04/01/20	--
35	301981035	0.00	5.43000%	0.00	5.43000%	8	07/19/18	07/27/18	--
48	301981048	0.00	5.20000%	0.00	5.20000%	8	12/12/22	12/12/22	--
Totals		20,773,686.64		20,773,686.64
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 29

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
19	301981019 10/11/19	13,236,874.13	20,010,000.00	11,497,370.71	11,306,599.88	11,497,370.71	190,770.83	13,046,103.30	0.00	(208,080.87)	13,254,184.17	92.90%
39	301981039 08/12/19	4,616,683.89	5,300,000.00	3,157,411.28	869,232.31	3,026,375.42	2,157,143.11	2,459,540.78	0.00	174,909.85	2,284,630.93	45.73%
48	301981048 02/10/23	3,028,312.46	3,460,000.00	3,179,491.30	151,178.84	3,179,491.30	3,028,312.46	0.00	0.00	(136.00)	136.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		20,881,870.48	28,770,000.00	17,834,273.29	12,327,011.03	17,703,237.43	5,376,226.40	15,505,644.08	0.00	(33,307.02)	15,538,951.10

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
19	301981019	12/12/23	0.00	0.00	13,254,184.17	0.00	0.00	2,094.87	0.00	0.00	13,254,184.53
		10/13/23	0.00	0.00	13,252,089.30	0.00	0.00	1,477.25	0.00	0.00
		08/11/23	0.00	0.00	13,250,612.05	0.00	0.00	1,435.25	0.00	0.00
		07/12/23	0.00	0.00	13,249,176.80	0.00	0.00	27,672.87	0.00	0.00
		05/12/23	0.00	0.00	13,221,503.93	0.00	0.00	3,958.25	0.00	0.00
		04/12/23	0.00	0.00	13,217,545.68	0.00	0.00	12,359.86	0.00	0.00
		01/12/23	0.00	0.00	13,205,185.82	0.00	0.00	4,027.37	0.00	0.00
		12/12/22	0.00	0.00	13,201,158.45	0.00	0.00	5,044.49	0.00	0.00
		10/13/22	0.00	0.00	13,196,113.96	0.00	0.00	1,708.40	0.00	0.00
		08/12/22	0.00	0.00	13,194,405.56	0.00	0.00	7,424.01	0.00	0.00
		06/10/22	0.00	0.00	13,186,981.55	0.00	0.00	13,831.99	0.00	0.00
		05/12/22	0.00	0.00	13,173,149.56	0.00	0.00	10,686.62	0.00	0.00
		04/12/22	0.00	0.00	13,162,462.94	0.00	0.00	752.00	0.00	0.00
		01/12/22	0.00	0.00	13,161,710.94	0.00	0.00	8,256.37	0.00	0.00
		12/10/21	0.00	0.00	13,153,454.57	0.00	0.00	3,253.12	0.00	0.00
		10/13/21	0.00	0.00	13,150,201.81	0.00	0.00	14,604.22	0.00	0.00
		08/12/21	0.00	0.00	13,135,597.59	0.00	0.00	2,353.50	0.00	0.00
		07/12/21	0.00	0.00	13,133,244.09	0.00	0.00	6,121.86	0.00	0.00
		06/11/21	0.00	0.00	13,127,122.23	0.00	0.00	22,309.87	0.00	0.00
		03/12/21	0.00	0.00	13,104,812.36	0.00	0.00	967.00	0.00	0.00
		01/12/21	0.00	0.00	13,103,845.36	0.00	0.00	6,196.50	0.00	0.00
		12/11/20	0.00	0.00	13,097,648.86	0.00	0.00	1,350.00	0.00	0.00
		09/14/20	0.00	0.00	13,096,298.86	0.00	0.00	13,797.75	0.00	0.00
		07/10/20	0.00	0.00	13,082,501.11	0.00	0.00	517.50	0.00	0.00
		06/12/20	0.00	0.00	13,081,983.61	0.00	0.00	1,142.50	0.00	0.00
		05/12/20	0.00	0.00	13,080,841.11	0.00	0.00	23,366.32	0.00	0.00
		01/10/20	0.00	0.00	13,057,474.79	0.00	0.00	4,426.87	0.00	0.00
		12/12/19	0.00	0.00	13,053,047.92	0.00	0.00	6,944.62	0.00	0.00
		10/11/19	0.00	0.00	13,046,103.30	0.00	0.00	13,046,103.30	0.00	0.00
39	301981039	10/13/23	0.00	0.00	2,284,630.93	0.00	0.00	244.40	0.00	0.00	2,284,630.93

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
39	301981039	09/12/23	0.00	0.00	2,284,386.53	0.00	0.00	(13,806.68)	0.00	0.00
		11/15/21	0.00	0.00	2,298,193.21	0.00	0.00	8,198.50	0.00	0.00
		10/13/21	0.00	0.00	2,289,994.71	0.00	0.00	(221,281.09)	0.00	0.00
		09/13/21	0.00	0.00	2,511,275.80	0.00	0.00	7,639.00	0.00	0.00
		08/12/21	0.00	0.00	2,503,636.80	0.00	0.00	8,568.00	0.00	0.00
		07/12/21	0.00	0.00	2,495,068.80	0.00	0.00	2,931.00	0.00	0.00
		06/11/21	0.00	0.00	2,492,137.80	0.00	0.00	2,943.48	0.00	0.00
		05/12/21	0.00	0.00	2,489,194.32	0.00	0.00	10,948.00	0.00	0.00
		03/12/21	0.00	0.00	2,478,246.32	0.00	0.00	188.00	0.00	0.00
		01/12/21	0.00	0.00	2,478,058.32	0.00	0.00	2,324.00	0.00	0.00
		12/11/20	0.00	0.00	2,475,734.32	0.00	0.00	9,728.00	0.00	0.00
		09/14/20	0.00	0.00	2,466,006.32	0.00	0.00	28,735.16	0.00	0.00
		05/12/20	0.00	0.00	2,437,271.16	0.00	0.00	20,215.00	0.00	0.00
		03/12/20	0.00	0.00	2,417,056.16	0.00	0.00	(61,036.09)	0.00	0.00
		01/10/20	0.00	0.00	2,478,092.25	0.00	0.00	2,178.50	0.00	0.00
		12/12/19	0.00	0.00	2,475,913.75	0.00	0.00	13,887.97	0.00	0.00
		10/11/19	0.00	0.00	2,462,025.78	0.00	0.00	2,485.00	0.00	0.00
		08/12/19	0.00	0.00	2,459,540.78	0.00	0.00	2,459,540.78	0.00	0.00
48	301981048	11/10/23	0.00	0.00	136.00	0.00	0.00	271.55	0.00	0.00	1,943.24
		08/11/23	0.00	0.00	136.00	0.00	0.00	430.00	0.00	0.00
		07/12/23	0.00	0.00	136.00	0.00	0.00	136.00	0.00	0.00
		02/27/23	0.00	0.00	0.00	0.00	0.00	1,105.69	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	15,538,951.10	0.00	0.00	15,540,758.70	0.00	0.00	15,540,758.70

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	21,527.78	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	9,794.07	0.00	0.00	150,376.04	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	0.00	0.00	369.99	0.00	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	0.00	0.00	329.35	0.00	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	1,000.00	0.00	0.00	2,937.81	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	32,321.85	0.00	699.34	153,313.85	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		186,335.04

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Supplemental Notes
None

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